FINANCIAL INSTRUMENTS - Contractual Cash Flow Requirements (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of financial liabilities [line items]
Financial liabilities	$ 140,908
Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	84,746
Finance lease payments
Disclosure of financial liabilities [line items]
Financial liabilities	42,267
Office rent and other obligations
Disclosure of financial liabilities [line items]
Financial liabilities	5,558
Income taxes payable
Disclosure of financial liabilities [line items]
Financial liabilities	8,337
Less than a year
Disclosure of financial liabilities [line items]
Financial liabilities	113,206
Less than a year | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	84,746
Less than a year | Finance lease payments
Disclosure of financial liabilities [line items]
Financial liabilities	18,480
Less than a year | Office rent and other obligations
Disclosure of financial liabilities [line items]
Financial liabilities	1,643
Less than a year | Income taxes payable
Disclosure of financial liabilities [line items]
Financial liabilities	8,337
1-3 years
Disclosure of financial liabilities [line items]
Financial liabilities	26,017
1-3 years | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0
1-3 years | Finance lease payments
Disclosure of financial liabilities [line items]
Financial liabilities	23,787
1-3 years | Office rent and other obligations
Disclosure of financial liabilities [line items]
Financial liabilities	2,230
1-3 years | Income taxes payable
Disclosure of financial liabilities [line items]
Financial liabilities	0
4-5 years
Disclosure of financial liabilities [line items]
Financial liabilities	1,509
4-5 years | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0
4-5 years | Finance lease payments
Disclosure of financial liabilities [line items]
Financial liabilities	0
4-5 years | Office rent and other obligations
Disclosure of financial liabilities [line items]
Financial liabilities	1,509
4-5 years | Income taxes payable
Disclosure of financial liabilities [line items]
Financial liabilities	0
After 5 years
Disclosure of financial liabilities [line items]
Financial liabilities	176
After 5 years | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0
After 5 years | Finance lease payments
Disclosure of financial liabilities [line items]
Financial liabilities	0
After 5 years | Office rent and other obligations
Disclosure of financial liabilities [line items]
Financial liabilities	176
After 5 years | Income taxes payable
Disclosure of financial liabilities [line items]
Financial liabilities	$ 0